Label	Element	Value
Direxion Auspice Broad Commodity Strategy ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	74.00%
Direxion Auspice Broad Commodity Strategy ETF | Dreyfus Government Cash Management Institutional Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.10%
Direxion Auspice Broad Commodity Strategy ETF | Cotton No.2 December 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Direxion Auspice Broad Commodity Strategy ETF | Soybean November 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Auspice Broad Commodity Strategy ETF | Wheat July 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Auspice Broad Commodity Strategy ETF | NY Harbor ULSD May 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Direxion Auspice Broad Commodity Strategy ETF | Gasoline RBOB September 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%
Direxion Auspice Broad Commodity Strategy ETF | Corn September 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
Direxion Auspice Broad Commodity Strategy ETF | WTI Crude October 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Direxion Auspice Broad Commodity Strategy ETF | Silver July 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Copper September 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Gold June 2026 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Auspice Broad Commodity Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	74.00%
Direxion Auspice Broad Commodity Strategy ETF | Short-Term Investments and Other Assets [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	95.90%